LICENSE AND GRANT REVENUES - License and Collaboration Agreements (Details)		1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 24, 2023	Jun. 30, 2022 USD ($) program	Jun. 30, 2020 USD ($) program performanceObligation	Aug. 31, 2019 USD ($)	May 31, 2019 performanceObligation	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) option	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Deferred revenue								$ 0	$ 166,000
Total revenue						$ 0	$ 17,000	1,800,000	2,192,000
License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue								$ 1,800,000	2,178,000
Phylaxis BioScience, LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Equity interest percentage (as a percent)								15.00%			10.00%
Equity method investment, ownership percentage, increase during period (as a percent)								5.00%
Equity method investment								$ 0	0	$ 0	$ 500,000
Phylaxis BioScience, LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Payments received pursuant to agreement											5,000,000
Development milestone payment receivable											225,000,000
Commercialization milestone payment receivable											175,000,000
Collaborative arrangement, payment received, net											$ 5,500,000
Equity method investment								1,600,000
Phylaxis BioScience, LLC | License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Revenue recognized related to performance obligation								1,600,000	1,100,000
Deferred revenue								0	0
Total revenue								1,634,000	1,101,000
Chiesi Farmaceutici S.p.A.
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Deferred revenue								0
Nonrefundable, upfront payment				$ 10,000,000
Number of performance obligations | performanceObligation					1
Term of research and development services option period (in days)					60 days
Term of option period due from deliverables (in days)	60 days
Deferred revenue									100,000
Chiesi Farmaceutici S.p.A. | License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Revenue recognized related to performance obligation								100,000	900,000
Total revenue								$ 166,000	877,000
2seventy bio, Inc. | Initial Programs
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Nonrefundable, upfront payment			$ 400,000
Number of performance obligations | performanceObligation			1
Number of programs related to collaborative agreement | program		3	2
Number of options exercised | option								1
Number of options declined | option								1
2seventy bio, Inc. | Additional Programs
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Number of programs related to collaborative agreement | program			8
2seventy bio, Inc. | Initial Programs, Program 1
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Nonrefundable, upfront payment			$ 200,000
2seventy bio, Inc. | Initial Programs, Program 2
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Nonrefundable, upfront payment			200,000
2seventy bio, Inc. | Initial Programs, Program 3
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Nonrefundable, upfront payment		$ 200,000
2seventy bio, Inc. | 2020 Option And License Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Development milestone payment receivable			$ 51,500,000
2seventy bio, Inc. | License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue								$ 0	$ 200,000